Long-Term Investments - Additional Information (Detail) ¥ in Thousands			1 Months Ended		12 Months Ended
	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Apr. 30, 2020
Long term Investments and Receivables Net [Line Items]
Carrying value of equity method investments					¥ 7,494		¥ 6,783
Cash consideration							15,792
Stock Issued During Period, Value, New Issues								¥ 395,071
Proceeds from Sale of Equity Method Investments						¥ 3,000
Other Nonoperating Gains (Losses)					(939)		(289)	797
Wuhan Chunzhijin [Member]
Long term Investments and Receivables Net [Line Items]
Loans receivable waived and converted into shares					3,400
Discontinued Operations, Disposed of by Sale [Member]
Long term Investments and Receivables Net [Line Items]
Other Nonoperating Gains (Losses)					540
Nanjing Animal Pharmaceutical [Member]
Long term Investments and Receivables Net [Line Items]
Investment re-measured at fair value					18,000		16,900
Unrealized Securities holding gain, Net of tax					¥ 830		710
Long-term Line of Credit	¥ 16,000
Line of Credit Facility, Interest Rate During Period	8.00%
Debt Instrument, Convertible, Conversion Ratio	3.33
Accrued Liabilities And Other Current Liabilities [Member] | Nanjing Animal Pharmaceutical [Member]
Long term Investments and Receivables Net [Line Items]
Long-term Debt, Gross	¥ 2,000
Qingdao Shuangan Biotechnology Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Redemption of investment period					48 months
Investment re-measured at fair value					¥ 17,800		12,800
Unrealized Securities holding gain, Net of tax					¥ (1,140)		340	20
Qingdao Shuangan Biotechnology Co Ltd [Member] | Available For Sale Debt Investments [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage					6.20%
Beijing Petdog Technology Development Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Cash consideration			¥ 50,000
Redemption of investment period			60 months
Investment re-measured at fair value					¥ 33,700		40,100
Unrealized Securities holding gain, Net of tax					¥ (6,400)		¥ (10,400)	¥ 750
Beijing Petdog Technology Development Co Ltd [Member] | Available For Sale Debt Investments [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage			23.64%
Better Choice Company Inc [Member]
Long term Investments and Receivables Net [Line Items]
Stock Issued During Period, Shares, New Issues | shares		40,000
Stock Issued During Period, Value, New Issues | $		$ 200,000
Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Cash consideration				¥ 2,500
Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co Ltd [Member] | Equity Method Investment [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage				8.42%
Wuhan Chunzhijin Information Technology Co Ltd [Member] | Equity Method Investment [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage					13.30%				24.60%
Wuhan Chunzhijin Information Technology Co Ltd [Member] | Maximum [Member] | Equity Method Investment [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage					34.65%
Qingdao Shuangan [Member]
Long term Investments and Receivables Net [Line Items]
Proceeds from Sale of Equity Method Investments					¥ 800
Other Nonoperating Gains (Losses)					¥ 370
Percentage Of Equity Interests Transferred					0.31%
Qingdao Shuangan [Member] | Available For Sale Debt Investments [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage							5.90%